T. ROWE PRICE Target 2040 Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 19.0%
T. Rowe Price Funds:
New Income Fund  25,814 2,699 1,421 3,370,725 26,662
U.S. Treasury Long-Term Index
Fund  11,609 853 871 1,466,847 11,251
Limited Duration Inflation
Focused Bond Fund  10,827 520 577 2,315,490 10,837
International Bond Fund (USD
Hedged)  9,204 509 510 1,144,883 9,297
Dynamic Global Bond Fund  6,223 1,060 384 852,669 6,668
High Yield Fund  4,109 828 247 840,446 4,807
Emerging Markets Bond Fund  4,278 289 284 515,365 4,432
Floating Rate Fund  2,083 121 311 211,619 1,951
Total Bond Mutual Funds (Cost $86,602) 75,905
EQUITY MUTUAL FUNDS 77.5%
T. Rowe Price Funds:
Growth Stock Fund (2) 51,417 2,096 8,045 595,236 50,667
Value Fund  47,164 2,096 3,110 1,214,157 49,416
Equity Index 500 Fund  29,771 3,396 4,154 260,416 30,945
Overseas Stock Fund  24,955 1,123 1,702 2,077,862 25,204
U.S. Large-Cap Core Fund  16,407 6,316 882 697,402 23,426
International Value Equity Fund  21,191 960 1,527 1,401,861 21,939
International Stock Fund  21,008 941 1,500 1,161,171 21,191
Real Assets Fund  13,437 4,822 783 1,339,269 18,442
Mid-Cap Growth Fund  11,549 531 586 122,673 12,461
Mid-Cap Value Fund  10,296 480 478 361,468 11,379
Emerging Markets Discovery
Stock Fund  9,266 428 525 745,884 9,764
Small-Cap Stock Fund  7,457 368 442 143,220 8,071
Emerging Markets Stock Fund  7,831 352 704 221,399 7,685
U.S. Equity Research Fund  11,311 446 4,952 173,663 7,646
Small-Cap Value Fund  6,330 296 329 136,813 6,917
New Horizons Fund (2) 4,772 337 329 96,165 5,310
Total Equity Mutual Funds (Cost $264,069) 310,463
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  42 6,182 6,178 453 45
Total Other Mutual Funds (Cost $45) 45

T. ROWE PRICE Target 2040 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 3.5%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 11,785 10,990 8,616 14,159,148 14,159
Total Short-Term Investments (Cost $14,159) 14,159
Total Investments in Securities 100.0%
(Cost $364,875) $ 400,572
Other Assets Less Liabilities (0.0)% (167)
Net Assets 100.0% $ 400,405
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (64) $ (231) $ 84
Emerging Markets Bond Fund  (69) 149 71
Emerging Markets Discovery Stock Fund  (105) 595 —
Emerging Markets Stock Fund  (109) 206 —
Equity Index 500 Fund  367 1,932 121
Floating Rate Fund  (16) 58 45
Growth Stock Fund  (625) 5,199 —
High Yield Fund  (33) 117 85
International Bond Fund (USD Hedged)  (93) 94 85
International Stock Fund  (86) 742 —
International Value Equity Fund  76 1,315 —
Limited Duration Inflation Focused Bond Fund  (67) 67 —
Mid-Cap Growth Fund  (64) 967 —
Mid-Cap Value Fund  (7) 1,081 —
New Horizons Fund  (96) 530 —
New Income Fund  (223) (430) 289
Overseas Stock Fund  — 828 —
Real Assets Fund  (90) 966 —
Small-Cap Stock Fund  (80) 688 —
Small-Cap Value Fund  (38) 620 —
Transition Fund  (58) (1) 7
U.S. Equity Research Fund  64 841 —
U.S. Large-Cap Core Fund  (40) 1,585 —
U.S. Treasury Long-Term Index Fund  (332) (340) 104
Value Fund  1 3,266 —
U.S. Treasury Money Fund, 5.40% — — 185
Totals $ (1,787)# $ 20,844 $ 1,076+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,076 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2040 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2040 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In

T. ROWE PRICE Target 2040 Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F196-054Q1 08/23